Employee Benefits - Schedule Of Main Actuarial Assumptions Of Defined Benefit Plans (Detail) - Defined benefit plans	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ITALY
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Discount rate		0.44%
Inflation rate		1.75%
Salary increase rate	2.55%	2.81%
ITALY | Top of range
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Average duration of plan (years)	17 years 5 months 19 days	14 years 10 months 24 days
Discount rate	3.86%
Inflation rate	4.53%
ITALY | Bottom of range
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Average duration of plan (years)	8 years 6 months	9 years 9 months 18 days
Discount rate	3.01%
Inflation rate	2.59%
AUSTRIA
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Salary increase rate		2.30%
AUSTRIA | Top of range
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Average duration of plan (years)	11 years	13 years 2 months 12 days
Discount rate	4.16%	1.23%
Salary increase rate	7.50%
AUSTRIA | Bottom of range
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Average duration of plan (years)	7 years 7 months 6 days	9 years 1 month 6 days
Discount rate	4.09%	0.99%
Salary increase rate	3.00%